Shareholder Report, Average Annual Return (Details)	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	15 Months Ended	35 Months Ended	38 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	109 Months Ended	117 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000068414 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco Active U.S. Real Estate ETF — NAV Return
Average Annual Return, Percent								(1.95%)						5.96%			5.05%
C000112015 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500® Downside Hedged ETF — NAV Return
Average Annual Return, Percent								2.88%						4.86%			6.09%
C000162616 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco Variable Rate Investment Grade ETF — NAV Return
Average Annual Return, Percent								5.38%						4.16%	3.39%
C000197599 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco Ultra Short Duration ETF — NAV Return
Average Annual Return, Percent								5.11%						3.25%			2.71%
C000197600 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco Total Return Bond ETF — NAV Return
Average Annual Return, Percent								6.27%						0.16%		3.21%
C000218086 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco High Yield Bond Factor ETF — NAV Return
Average Annual Return, Percent								7.84%					4.29%
C000222994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco Real Assets ESG ETF — NAV Return
Average Annual Return, Percent								5.13%				10.77%
C000239743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco AAA CLO Floating Rate Note ETF — NAV Return
Average Annual Return, Percent								5.51%			7.27%
C000239744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco High Yield Select ETF — NAV Return
Average Annual Return, Percent								7.45%		8.10%
C000239745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco Rochester® High Yield Municipal ETF — NAV Return
Average Annual Return, Percent								3.66%		4.75%
C000239746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco Short Duration Total Return Bond ETF — NAV Return
Average Annual Return, Percent								5.89%			5.62%
C000250918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco QQQ Income Advantage ETF — NAV Return
Average Annual Return, Percent								24.00%	19.73%
C000250919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco S&P 500 Equal Weight Income Advantage ETF — NAV Return
Average Annual Return, Percent								8.44%	9.47%
C000251085 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco MSCI EAFE Income Advantage ETF — NAV Return
Average Annual Return, Percent								19.00%	13.27%
C000255210 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco Top QQQ ETF — NAV Return
Average Annual Return, Percent							30.37%
C000257059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco SteelPath MLP & Energy Infrastructure ETF — NAV Return
Average Annual Return, Percent						(4.46%)
C000258361 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco Managed Futures Strategy ETF — NAV Return
Average Annual Return, Percent					(12.33%)
C000259536 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco Comstock Contrarian Equity ETF — NAV Return
Average Annual Return, Percent				12.98%
C000259537 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco International Growth Focus ETF — NAV Return
Average Annual Return, Percent			4.72%
C000259538 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco QQQ Hedged Advantage ETF — NAV Return
Average Annual Return, Percent				22.59%
C000261965 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco Global Equity Net Zero ETF — NAV Return
Average Annual Return, Percent		10.68%
C000262117 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco Core Fixed Income ETF — NAV Return
Average Annual Return, Percent	3.13%
C000262118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Invesco Intermediate Municipal ETF — NAV Return
Average Annual Return, Percent	3.81%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500® Index
Average Annual Return, Percent				22.22%		12.79%		21.45%	18.52%			15.25%		17.64%			14.64%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.19%							6.16%		4.18%	4.18%		(0.35%)	(0.24%)	1.54%	1.80%	1.90%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Municipal Bond Index
Average Annual Return, Percent	4.66%							4.14%		3.79%
NASDAQ Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								NASDAQ® Composite Index
Average Annual Return, Percent				34.18%			20.92%	31.99%	24.76%
MSCI EAFE Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI EAFE® Index (Net)
Average Annual Return, Percent								23.03%	15.45%
MSCI World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI World Index (Net)
Average Annual Return, Percent					19.69%
MSCI ACWI ex USA Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex USA® Index (Net)
Average Annual Return, Percent			10.24%
MSCI ACWI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Index (Net)
Average Annual Return, Percent		9.59%
U S 3 Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								U.S. 3 Month Treasury Bill Index
Average Annual Return, Percent								4.18%						3.09%			2.10%
S And P 500 Dynamic VEQTOR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500® Dynamic VEQTOR Index
Average Annual Return, Percent								3.34%						5.47%			6.62%
Bloomberg US Floating Rate Note Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg US Floating Rate Note Index
Average Annual Return, Percent								5.26%						3.89%	3.21%
ICE BofA US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								ICE BofA US Treasury Bill Index
Average Annual Return, Percent								4.42%						3.05%			2.13%
Bloomberg U S Corporate High Yield 2 Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent								8.16%					4.67%
S And P U S Canada And Mexico Real Assets Equity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P U.S., Canada & Mexico Real Assets Equity Index
Average Annual Return, Percent								3.77%				10.40%
JP Morgan CLOIE AAA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								JP Morgan CLOIE AAA Index
Average Annual Return, Percent								5.64%			7.24%
FTSE Nareit All Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								FTSE Nareit All Equity REITs Index
Average Annual Return, Percent								(2.61%)						7.22%			5.88%
Bloomberg US Corporate High Yield Ba B 2 Issuer Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index
Average Annual Return, Percent								8.00%		8.72%
S And P Municipal Bond 50 Investment Grade 50 High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Municipal Bond 50% Investment Grade / 50% High Yield Index
Average Annual Return, Percent								3.53%		4.69%
Custom Invesco High Yield Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Custom Invesco High Yield Municipal Index
Average Annual Return, Percent								3.26%		5.23%
S And P Municipal Bond High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Municipal Bond High Yield Index
Average Annual Return, Percent								3.02%		5.63%
Bloomberg 1 3 Yr Gov Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Bloomberg 1-3 Yr Gov/Credit Index
Average Annual Return, Percent								5.07%			4.69%
Nasdaq 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq-100® Index
Average Annual Return, Percent								30.95%	23.94%
S And P 500 Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500® Equal Weight Index
Average Annual Return, Percent								8.59%	9.55%
Nasdaq 100 Mega Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Nasdaq-100 Mega Index
Average Annual Return, Percent							31.16%
Alerian Midstream Energy Select Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Alerian Midstream Energy Select Index-TR
Average Annual Return, Percent						(3.87%)
SG Trend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								SG Trend Index
Average Annual Return, Percent					2.63%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 1000® Value Index
Average Annual Return, Percent				12.26%
MSCI All Country World ex U S Growth Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI All Country World ex-U.S. Growth Index (Net)
Average Annual Return, Percent			9.53%
Custom Invesco QQQ Hedged Advantage ETF Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Custom Invesco QQQ Hedged Advantage ETF Benchmark
Average Annual Return, Percent				18.49%
S And P Municipal Bond 2 17 Years Investment Grade Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P Municipal Bond 2-17 Years Investment Grade Index
Average Annual Return, Percent	3.88%